CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Current assets
Cash and cash equivalents	$ 81	$ 129	$ 157
Trade receivables and other (Note 8)	662	694	605
Inventory (Note 9)	221	126	198
Derivative financial instruments (Note 27)	25	40	54
Current assets	989	989	1,014
Non-current assets
Property, plant and equipment (Note 10)	18,549	18,362	14,408
Intangible assets and goodwill (Note 11)	6,340	6,444	4,409
Investments in equity accounted investees (Note 12)	4,377	5,974	6,383
Right-of-use assets (Note 16)	651	691	427
Finance lease receivable (Note 16)	138	145	0
Deferred tax assets (Note 14)	322	0	0
Advances to related parties and other assets (Note 30)	50	150	170
Non-current assets	30,427	31,766	25,797
Total assets	31,416	32,755	26,811
Current liabilities
Trade payables and other (Note 15)	780	1,005	796
Loans and borrowings (Note 17)	600	74	472
Dividends payable	115	110	97
Lease liabilities	99	112	64
Contract liabilities (Note 20)	62	39	37
Taxes payable	56	103	67
Derivative financial instruments (Note 27)	69	6	6
Current liabilities	1,781	1,449	1,539
Non-current liabilities
Loans and borrowings (Note 17)	10,276	10,078	7,046
Lease liabilities	675	707	416
Decommissioning provision (Note 18)	348	337	158
Contract liabilities (Note 20)	230	192	131
Deferred tax liabilities (Note 14)	2,925	2,945	2,814
Other liabilities	166	179	198
Non-current liabilities	14,620	14,438	10,763
Total liabilities	16,401	15,887	12,302
Equity
Attributable to shareholders	14,955	16,808	14,449
Attributable to non-controlling interest	60	60	60
Total equity	15,015	16,868	14,509
Total liabilities and equity	$ 31,416	$ 32,755	$ 26,811